PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.3%

Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	11,658	$2,432,325

Apparel — 1.2%
Burberry Group PLC	63,304	1,692,133

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	56,761	2,081,994

Banks — 2.8%
First Republic Bank	23,992	2,320,027
SVB Financial Group*	7,252	1,515,305

		3,835,332

Biotechnology — 1.4%
10X Genomics, Inc., Class A*	2,518	126,907
Seattle Genetics, Inc.*	20,492	1,750,017

		1,876,924

Building Materials — 1.5%
Trex Co., Inc.*	22,047	2,004,734

Chemicals — 3.1%
Axalta Coating Systems Ltd.*	79,249	2,389,357
RPM International, Inc.	27,786	1,911,955

		4,301,312

Commercial Services — 9.7%
CoStar Group, Inc.*	7,982	4,734,922
MarketAxess Holdings, Inc.	9,092	2,977,630
Square, Inc., Class A*	38,368	2,376,898
TransUnion	40,183	3,259,243

		13,348,693

Distribution & Wholesale — 2.0%
Fastenal Co.	84,990	2,776,623

Diversified Financial Services — 0.6%
Cboe Global Markets, Inc.	6,622	760,934

Electrical Components & Equipment — 1.6%
Novanta, Inc.*	8,310	679,093
Universal Display Corp.	9,216	1,547,367

		2,226,460

Electronics — 4.9%
Agilent Technologies, Inc.	21,318	1,633,598
Coherent, Inc.*	7,159	1,100,482
Fortive Corp.	12,119	830,879
Keysight Technologies, Inc.*	33,261	3,234,632

		6,799,591

Food — 1.4%
The Hershey Co.	12,171	1,886,383

Healthcare Products — 6.6%
ABIOMED, Inc.*	9,326	1,659,002
Bio-Techne Corp.	2,767	541,419
Edwards Lifesciences Corp.*	13,926	3,062,467
Glaukos Corp.*	22,940	1,433,979

	Number of Shares	Value†

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	4,310	$2,327,098

		9,023,965

Healthcare Services — 1.9%
Laboratory Corp. of America Holdings*	10,709	1,799,112
Teladoc Health, Inc.*	11,468	776,613

		2,575,725

Household Products & Wares — 1.3%
The Scotts Miracle-Gro Co.	17,171	1,748,351

Internet — 5.3%
GrubHub, Inc.*	28,021	1,575,060
MercadoLibre, Inc.*	4,108	2,264,453
Palo Alto Networks, Inc.*	9,200	1,875,236
Twitter, Inc.*	39,075	1,609,890

		7,324,639

Machinery - Diversified — 4.0%
Gardner Denver Holdings, Inc.*	35,731	1,010,830
IDEX Corp.	14,050	2,302,514
The Middleby Corp.*	19,135	2,236,882

		5,550,226

Miscellaneous Manufacturing — 1.6%
A.O. Smith Corp.	45,059	2,149,765

Pharmaceuticals — 4.4%
DexCom, Inc.*	15,909	2,374,259
Zoetis, Inc.	29,171	3,634,415

		6,008,674

Retail — 15.1%
Chipotle Mexican Grill, Inc.*	4,995	4,198,148
Dunkin’ Brands Group, Inc.	30,549	2,424,369
Lululemon Athletica, Inc.*	13,567	2,612,054
National Vision Holdings, Inc.*	41,541	999,892
Nordstrom, Inc.	23,698	797,912
O’Reilly Automotive, Inc.*	5,191	2,068,665
Tiffany & Co.	20,829	1,929,390
Tractor Supply Co.	36,298	3,282,791
Ulta Beauty, Inc.*	9,660	2,421,279

		20,734,500

Semiconductors — 8.8%
Advanced Micro Devices, Inc.*	54,289	1,573,838
Maxim Integrated Products, Inc.	40,176	2,326,592
Microchip Technology, Inc.	28,254	2,625,079
Monolithic Power Systems, Inc.	15,204	2,366,199
Teradyne, Inc.	55,721	3,226,803

		12,118,511

Software — 12.2%
Cerner Corp.	33,857	2,308,032
DocuSign, Inc.*	22,995	1,423,850
Electronic Arts, Inc.*	37,855	3,702,976
Guidewire Software, Inc.*	27,287	2,875,504
ServiceNow, Inc.*	11,786	2,991,876
Twilio, Inc., Class A*	14,843	1,632,136

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Software — (continued)
Tyler Technologies, Inc.*	7,123	$1,869,788

		16,804,162

Telecommunications — 1.6%
Arista Networks, Inc.*	9,173	2,191,613

TOTAL COMMON STOCKS (Cost $90,466,199)		132,253,569

SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $5,034,526)	5,034,526	5,034,526

TOTAL INVESTMENTS — 99.9% (Cost $95,500,725)		137,288,095

Other Assets & Liabilities — 0.1%		78,034

TOTAL NET ASSETS — 100.0%		$137,366,129

	Number of Contracts
WRITTEN OPTIONS — 0.0%

Put Options — 0.0%

TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(30,009))	(79)	(17,775)

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 09/30/2019 ††
United States	95%
Argentina	2
Canada	2
United Kingdom	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$132,253,569	$132,253,569	$—	$—
SHORT-TERM INVESTMENTS	5,034,526	5,034,526	—	—

TOTAL INVESTMENTS	$137,288,095	$137,288,095	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1) Written Options	$(17,775)	$(17,775)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(17,775)	$(17,775)	$—	$—

(1) Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $1,594,400 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open written options contracts held by the Fund at September 30, 2019 are as follows:

Open Written Options

Put Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Cerner Corp.	79	$553,000	$70	10/18/2019	$(17,775)

Total Written Options					$(17,775)